CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Prepaid expenses	$ 1,073,655	$ 876,363
Total current assets	546,448,188	437,672,433
Total assets	744,632,926	552,754,975
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expenses	8,966,026	6,448,623
Accrued liabilities	18,580,398	7,746,036
Total current liabilities	268,452,183	188,828,622
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, 55,998,917 and 57,554,824 shares issued and outstanding as of June 30, 2012 and 2013, respectively	57,555	55,999
Additional paid-in capital	170,779,250	151,305,146
Retained earnings	182,873,145	130,934,342
Accumulated other comprehensive income	36,871,667	32,714,556
Total equity	415,474,995	339,284,979	265,868,275	213,471,590
Total liabilities and equity	744,632,926	552,754,975
Parent Company [Member]
ASSETS
Amounts due from subsidiaries	115,549,945	109,290,207
Prepaid expenses	67,400	71,150
Total current assets	115,617,345	109,361,357
Investments in subsidiaries	298,462,924	229,258,171
Total assets	414,080,269	338,619,528
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expenses	36,000	39,000
Accrued liabilities	315,981	479,413
Total current liabilities	351,981	518,413
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, 55,998,917 and 57,554,824 shares issued and outstanding as of June 30, 2012 and 2013, respectively	57,555	55,999
Additional paid-in capital	197,534,586	178,060,482
Retained earnings	179,264,480	127,270,078
Accumulated other comprehensive income	36,871,667	32,714,556
Total equity	413,728,288	338,101,115
Total liabilities and equity	$ 414,080,269	$ 338,619,528